Property and equipment - Schedule of changes in equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	€ 3,172
Depreciation	(578)	€ (551)	€ (312)
Closing balance	2,841	3,172
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	940	879
Additions	277	349
Disposals	(12)	(9)
Depreciation	(291)	(278)
Impairments	(9)	(1)
Exchange rate differences	(22)	2
Changes in the composition of the group and other changes	(42)	(3)
Closing balance	842	940	879
Equipment [member] | Data Processing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	307	290
Additions	134	149
Disposals	(3)	(1)
Depreciation	(145)	(136)
Impairments	(1)	0
Exchange rate differences	(10)	1
Changes in the composition of the group and other changes	(1)	3
Closing balance	281	307	290
Equipment [member] | Fixtures and fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	633	589
Additions	143	200
Disposals	(9)	(8)
Depreciation	(147)	(142)
Impairments	(7)	(1)
Exchange rate differences	(11)	1
Changes in the composition of the group and other changes	(41)	(5)
Closing balance	561	633	€ 589
Gross Carrying Amount [Member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,886
Closing balance	3,786	3,886
Gross Carrying Amount [Member] | Equipment [member] | Data Processing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,479
Closing balance	1,489	1,479
Gross Carrying Amount [Member] | Equipment [member] | Fixtures and fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,408
Closing balance	2,297	2,408
Accumulated Depreciation [Member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,946
Closing balance	2,940	2,946
Accumulated Depreciation [Member] | Equipment [member] | Data Processing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,171
Closing balance	1,207	1,171
Accumulated Depreciation [Member] | Equipment [member] | Fixtures and fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,774
Closing balance	1,734	1,774
Accumulated Impairment [Member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1
Closing balance	5	1
Accumulated Impairment [Member] | Equipment [member] | Data Processing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1
Closing balance	2	1
Accumulated Impairment [Member] | Equipment [member] | Fixtures and fittings and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1
Closing balance	€ 3	€ 1